Trade and other receivables	3 Months Ended
Mar. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables
Trade and other receivables as of March 31, 2022 and December 31, 2021, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	221,425	227,343
Tax receivables	50,596	59,350
Prepayments	24,212	9,342
Other accounts receivable	5,478	11,108
Total	301,711	307,143

The increase in prepayments is primarily due to the timing of insurance payments.

As of March 31, 2022, and December 31, 2021, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.